TAXATION - Chinese Mainland operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
(Loss) Income before income taxes	¥ 424,089		¥ 482,652	¥ (2,482,795)
Amount
Domestic mainland statutory income tax rate	(106,022)		(120,663)	620,699
Non-deductible interest expenses	(21,729)		(13,564)	(700)
Intra-entity transfers of subsidiaries	(101,660)
Research and development expenses	47,856		45,882	65,863
Preferential rate	71,780		19,729	(6,140)
Current and deferred tax rate differences	(17,497)		12,957	11,036
Tax exempted income			23,413	2,803
Foreign investment			(37,905)	(53,617)
Prior year provision to return true up	(16,309)		(49,853)	(34,759)
Change in valuation allowance	(241,360)		(57,808)	(606,071)
Others			(1,785)	(620)
Income tax rate difference			(45,239)	(101,585)
Withholding tax on investment income	(75,012)
Changes in unrecognized tax benefits	(10,884)		(9,393)	(11,283)
Income tax expenses	¥ (557,510)	$ (79,723)	¥ (234,229)	¥ (114,374)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Chinese mainland	Chinese mainland	Chinese mainland	Chinese mainland
Percent
Domestic mainland statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses	5.10%	5.10%
Intra-entity transfers of subsidiaries	24.00%	24.00%
Research and development expenses	(11.30%)	(11.30%)
Preferential rate	(16.90%)	(16.90%)
Current and deferred tax rate differences	4.10%	4.10%
Prior year provision to return true up	3.80%	3.80%
Change in valuation allowance	56.90%	56.90%
Withholding tax on investment income	17.70%	17.70%
Changes in unrecognized tax benefits	2.60%	2.60%
Income tax expenses	131.50%	131.50%
Chinese mainland
Amount
Others	¥ (1,979)
Chinese mainland income tax	¥ (386,920)
Percent
Others	0.50%	0.50%
Chinese mainland income tax	91.20%	91.20%
Hong Kong S.A.R.
Amount
Others	¥ 1,942
Income tax rate difference	12,306
Income tax	¥ (60,764)
Percent
Others	(0.50%)	(0.50%)
Income tax rate difference	(2.90%)	(2.90%)
income tax	14.30%	14.30%
CAYMAN ISLANDS
Amount
Income tax rate difference	¥ (107,104)
Percent
Income tax rate difference	25.30%	25.30%
Other jurisdictions
Amount
Others	¥ 8,162
Percent
Others	(1.90%)	(1.90%)